Note 4 - Income Tax Provision	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
4.
     Income Tax Provision

No
income tax expense or (benefit) has been reflected for the quarters ended
March 31, 2017
and
2016
due to the lack of taxable net income generated by the Company and the
100%
valuation allowance pertaining to the deferred tax asset. The difference between the reported amount of income tax expense and the amount expected based upon statutory rates is primarily due to the increase in the valuation allowance on deferred taxes.

The net operating loss carryforwards for the Company are
$5,250,492
 and
$5,050,176
as of
March 31, 2017
and
December 31, 2016,
respectively. The components of the deferred tax assets and liabilities due to book and tax differences are the following: fixed asset depreciation, net operating loss carryforward, net unrealized losses on investment securities, policyholder benefit reserves and deferred acquisition costs. The net deferred tax asset is offset
100
percent by the valuation allowance.

Note
4.
     Income Tax Provision

No
income tax expense or (benefit) has been reflected for the years ended
December 31, 2016
and
2015
due to the lack of taxable net income
generated by the Company and the
100
%
valuation allowance pertaining to the deferred tax asset. The difference between the reported amount of income tax expense and the amount expected based upon statutory rates is primarily due to the increase in the valuation allowance on deferred taxes.

The net operating loss carryforwards for the Company are
$5,050,176
and
$3,940,774
as of
December 31, 2016
and
2015,
respectively. The components of the deferred tax assets and liabilities due to book and tax differenc es are the following: fixed asset depreciation, net operating loss carryforward, net unrealized losses on investment securities, policy owner benefit reserves and deferred acquisition costs. The net deferred tax asset is offset
100
percent by the valuation allowance.